Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Payables and Accrued Liabilities [Abstract]
Acquisition of subsidiaries	[1]		$ 127,537
Salary payable		5,315	1,932
Others		5,692	32,604
Total		$ 11,007	$ 162,073

[1]	Hang Feng acquired 100% equity interest in Shine Prosperity by way of purchase on December 30, 2024. The price for the acquisition of the equity interest was US$193,237, which was due as of December 31, 2024 and was subsequently paid on January 28, 2025 (see Note 3). Of this acquisition, 66% of the shares were with third parties for US$127,537 reflected here, and 34% of the shares were with a related party for US$65,700 (see Note 13).